John Hancock
International Growth Fund
Quarterly portfolio holdings 12/31/2020

Fund’s investments
As of 12-31-20 (unaudited)
	Shares	Value
Common stocks 99.1%		$11,923,101,218
(Cost $7,755,228,541)
Australia 1.8%		217,035,373
Goodman Group	14,847,656	217,035,373
Brazil 1.5%		175,656,896
StoneCo, Ltd., Class A (A)	2,093,147	175,656,896
Canada 3.0%		359,707,294
Dollarama, Inc.	4,808,262	195,971,901
Intact Financial Corp.	1,382,821	163,735,393
China 23.9%		2,871,027,481
Alibaba Group Holding, Ltd., ADR (A)	2,515,402	585,409,507
ANTA Sports Products, Ltd.	13,237,759	210,044,976
China Tourism Group Duty Free Corp., Ltd., Class A	4,873,630	210,943,447
Huazhu Group, Ltd., ADR	3,550,999	159,901,485
Kweichow Moutai Company, Ltd., Class A	465,930	142,387,607
Li Ning Company, Ltd.	32,187,427	221,486,657
Longfor Group Holdings, Ltd. (B)	24,769,886	144,890,830
Offcn Education Technology Company, Ltd., Class A	21,020,290	113,027,737
Shenzhou International Group Holdings, Ltd.	7,775,009	152,376,575
Smoore International Holdings, Ltd. (A)(B)(C)	22,602,000	175,148,034
TAL Education Group, ADR (A)	2,328,846	166,535,777
Tencent Holdings, Ltd.	8,184,069	588,874,849
Denmark 4.0%		480,724,316
DSV Panalpina A/S	1,210,942	203,513,083
Novo Nordisk A/S, B Shares	3,973,832	277,211,233
France 12.4%		1,491,343,359
Edenred (C)	3,698,396	210,035,264
Kering SA	302,870	219,801,702
L'Oreal SA	569,266	217,203,372
LVMH Moet Hennessy Louis Vuitton SE	448,966	281,051,658
Safran SA (A)(C)	1,433,163	203,126,521
Schneider Electric SE	825,836	119,355,229
Worldline SA (A)(B)	2,478,391	240,769,613
Germany 2.9%		353,197,159
Brenntag AG	2,310,834	179,692,911
Infineon Technologies AG	4,543,377	173,504,248
Hong Kong 2.1%		246,860,203
Hong Kong Exchanges & Clearing, Ltd.	4,500,500	246,860,203
India 2.5%		296,754,241
Housing Development Finance Corp., Ltd.	3,694,537	129,001,491
Infosys, Ltd.	9,803,575	167,752,750
Ireland 4.7%		570,123,427
Accenture PLC, Class A	458,768	119,834,789
Experian PLC	3,869,187	146,985,458
Flutter Entertainment PLC (London Stock Exchange) (A)	700,984	145,006,132
ICON PLC (A)	811,863	158,297,048
Italy 2.4%		291,986,239
Infrastrutture Wireless Italiane SpA (B)(C)	10,241,981	124,157,454
2	JOHN HANCOCK INTERNATIONAL GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Italy (continued)
Nexi SpA (A)(B)	8,434,035	$167,828,785
Japan 9.1%		1,089,626,370
Bandai Namco Holdings, Inc.	1,645,100	142,466,924
Hoya Corp.	2,022,300	280,078,069
Keyence Corp.	407,000	228,944,433
Recruit Holdings Company, Ltd.	6,118,500	256,995,094
SMC Corp.	238,500	145,660,918
Sushiro Global Holdings, Ltd.	924,900	35,480,932
Netherlands 4.8%		577,966,957
ASM International NV	580,957	126,776,343
ASML Holding NV (C)	656,292	317,759,718
Wolters Kluwer NV	1,583,280	133,430,896
Spain 1.7%		204,350,413
Cellnex Telecom SA (A)(B)	3,402,857	204,350,413
Sweden 2.9%		353,008,391
EQT AB (C)	7,427,009	188,524,743
Swedish Match AB	2,113,621	164,483,648
Switzerland 5.0%		606,118,865
Julius Baer Group, Ltd. (C)	3,197,814	184,230,960
Kuehne + Nagel International AG	706,043	160,214,278
Partners Group Holding AG	222,693	261,673,627
Taiwan 9.3%		1,121,028,549
Accton Technology Corp.	22,857,000	257,705,706
MediaTek, Inc.	7,580,364	202,147,694
Taiwan Semiconductor Manufacturing Company, Ltd.	34,950,501	661,175,149
United Kingdom 5.1%		616,585,685
AstraZeneca PLC	3,172,570	316,347,953
B&M European Value Retail SA	18,676,120	131,475,638
IHS Markit, Ltd.	1,878,683	168,762,094

	Yield (%)	Shares	Value
Short-term investments 1.2%			$149,266,862
(Cost $149,259,525)
Short-term funds 0.3%			34,066,862
John Hancock Collateral Trust (D)	0.1386(E)	3,404,609	34,066,862

	Par value^	Value
Repurchase agreement 0.9%		115,200,000
Bank of America Corp. Tri-Party Repurchase Agreement dated 12-31-20 at 0.080% to be repurchased at $50,000,444 on 1-4-21, collateralized by $46,547,152 Federal Home Loan Mortgage Corp., 3.500% due 12-1-42 to 10-1-45 (valued at $51,000,000)	50,000,000	50,000,000
Societe Generale SA Tri-Party Repurchase Agreement dated 12-31-20 at 0.050% to be repurchased at $65,200,362 on 1-4-21, collateralized by $23,014,594 Federal Home Loan Mortgage Corp., 2.000% - 5.000% due 6-1-30 to 12-1-50 (valued at $24,909,890) and $39,253,957 Federal National Mortgage Association, 1.500% - 4.000% due 11-1-26 to 1-1-59 (valued at $41,594,110)	65,200,000	65,200,000

Total investments (Cost $7,904,488,066) 100.3%	$12,072,368,080
Other assets and liabilities, net (0.3%)	(39,569,931)
Total net assets 100.0%	$12,032,798,149

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	3

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 12-31-20. The value of securities on loan amounted to $116,744,891. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $88,732,178 in the form of U.S. Treasuries was pledged to the fund.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 12-31-20.
The fund had the following sector composition as a percentage of net assets on 12-31-20:
Information technology	25.4%
Consumer discretionary	24.6%
Industrials	14.3%
Financials	9.8%
Health care	8.5%
Communication services	7.6%
Consumer staples	5.9%
Real estate	3.0%
Short-term investments and other	0.9%
TOTAL	100.0%
4	JOHN HANCOCK INTERNATIONAL GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of December 31, 2020, by major security category or type:
	Total value at 12-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Australia	$217,035,373	—	$217,035,373	—
Brazil	175,656,896	$175,656,896	—	—
Canada	359,707,294	359,707,294	—	—
China	2,871,027,481	911,846,769	1,959,180,712	—
Denmark	480,724,316	—	480,724,316	—
France	1,491,343,359	—	1,491,343,359	—
Germany	353,197,159	—	353,197,159	—
Hong Kong	246,860,203	—	246,860,203	—
India	296,754,241	—	296,754,241	—
Ireland	570,123,427	278,131,837	291,991,590	—
Italy	291,986,239	—	291,986,239	—
Japan	1,089,626,370	—	1,089,626,370	—
Netherlands	577,966,957	—	577,966,957	—
Spain	204,350,413	—	204,350,413	—
Sweden	353,008,391	—	353,008,391	—
Switzerland	606,118,865	—	606,118,865	—
|	5

	Total value at 12-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Taiwan	1,121,028,549	—	$1,121,028,549	—
United Kingdom	616,585,685	$168,762,094	447,823,591	—
Short-term investments	149,266,862	34,066,862	115,200,000	—
Total investments in securities	$12,072,368,080	$1,928,171,752	$10,144,196,328	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	3,404,609	$3,802,480	$1,583,574,072	$(1,553,351,578)	$35,153	$6,735	$800,770	—	$34,066,862
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
6	|